Related Party Transactions (Summary of Significant Related Party Transaction) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Interest expense on matching loans	$ 4,372	$ 3,727	$ 1,340
Interest income on matching loans/ loan between Changyou and Sohu	22,162	11,250	5,360
Sales and marketing [Member]
Related Party Transaction [Line Items]
Sales and marketing services provided by related party	802	1,039	2,651
Sohu [Member] | Matching Loans [Member]
Related Party Transaction [Line Items]
Interest expense on matching loans	3,648	3,065	1,234
Interest income on matching loans/ loan between Changyou and Sohu	13,006	9,799	4,925
Sohu [Member] | Matching Loans [Member] | Sales and marketing [Member]
Related Party Transaction [Line Items]
Sales and marketing services provided by related party	802	1,039	2,651
Sohu [Member] | Loans between Changyou and Sohu [Member]
Related Party Transaction [Line Items]
Interest income on matching loans/ loan between Changyou and Sohu	7,999	207	0
Fox Financial [Member] | Matching Loans [Member]
Related Party Transaction [Line Items]
Interest expense on matching loans	724	662	106
Interest income on matching loans/ loan between Changyou and Sohu	$ 1,157	$ 1,244	$ 435